Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	June 30,	December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	32,213	41,390
Cash equivalents	54,918	37,030
	87,131	78,420